Small and Mid Cap Enhanced Equity ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P COMPOSITE 1500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.95%	14.13%	12.79%
S&P 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.34%	9.75%	9.47%
ETF
Prospectus [Line Items]
Average Annual Return, Percent	13.74%	10.52%	9.43%
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.46%	8.86%	7.08%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.30%	7.96%	6.91%